STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT

NOTE 12 — STOCKHOLDERS’ DEFICIT

Common Stock

Immediately following the Closing, the Company’s authorized capital stock consisted of 110,000,000 shares of capital stock, $0.0001 par value per share, consisting of 100,000,000 shares of Common Stock and 10,000,000 shares of preferred stock, $0.0001 par value per share. 21,124,057 shares of Class A Common stocks were issued and outstanding and no shares of preferred stock were issued and outstanding as of September 30, 2024. Shares of Class A Common Stock have voting rights.

Warrants

In connection with the issuance of the Secured Promissory Note in 2022, The Company issued certain equity classified warrants (“equity warrants”). The fair value of these warrants was $82,261 at the time of issuance. The warrants have an exercise price of $3.61 and expire on February 22, 2032. The warrants are exercisable into one Class A Common share

Upon the Merger, each outstanding warrant to purchase shares of Legacy ConnectM Common stock was converted into a warrant to purchase shares of ConnectM Common Stock equal to the number of shares subject to such warrant prior to the Merger multiplied by the Exchange ratio, with the per-share exercise price equal to the exercise price prior to the Merger divided by the Exchange Ratio. Each warrant to purchase shares of ConnectM common stock will otherwise be subject to the same terms as the Legacy ConnectM warrants prior to such conversion.

Monterey Acquisition Corp issued 12,990,000 warrants to the original investors. These warrants were assumed in the Business Combination. The warrants expire 5 years from the date of the business combination. The warrants have an exercise price of $11.50 entitle the holder to purchase one share of common stock.

A summary of warrants activity is as follows:

Weighted-
		Weighted-	average
		average	Remaining
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value
Outstanding at December 31, 2023	77,494	$3.61	8.15	—
Granted	—	—	—	—
Assumed in Business Combination	12,990,000	11.50
Exercised	—	—	—	—
Cancelled/Forfeited	—	—	—	—
Outstanding at September 30, 2024	13,067,494	$11.45	4.80	—

ConnectM Before Business Combination
STOCKHOLDERS' DEFICIT

NOTE 17: STOCKHOLDERS’ DEFICIT

Common Stock

The number of shares of Common Stock authorized as of December 31, 2023, and 2022 was 5,000,000. The amount issued and outstanding at December 31, 2023 and 2022 was 1,588,141 and 1,551,395, respectively. Shares of Class A Common Stock have voting rights.

Warrants

In connection with the issuance of the Secured Promissory Note in 2022, The Company issued certain equity classified warrants (“equity warrants”). The fair value of these warrants was $82,261 at the time of issuance. The warrants have an exercise price of $12.00 and expire on February 22, 2032. The warrants are exercisable into one Class A Common share. As of December 31, 2023 and 2022, there were 23,332 equity warrants outstanding.

A summary of warrants activity is as follows:

Weighted-average
		Weighted-average	Remaining	Intrinsic
	Warrants	Exercise Price	Contractual Life	Value
Outstanding and vested at December 31, 2022	23,332	$12.00	9.15	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding and vested at December 31, 2023	23,332	$12.00	8.15	$—